Structured Entities and Derecognition of Financial Assets - Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	$ 91,092	$ 89,412
Associated liabilities, carrying amount	90,901	88,954
Fair value	90,824	89,013
Associated liabilities, fair value	90,868	88,912
Residential mortgage securitizations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	14,227	16,939
Fair value	13,959	16,540
Securities held by counterparties as collateral under repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	49,794	39,788
Fair value	49,794	39,788
Securities lent for cash collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	2,716	2,165
Fair value	2,716	2,165
Securities lent for securities collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	24,355	30,520
Fair value	$ 24,355	$ 30,520